Supplemental Cash Flow - Schedule of Changes Non-Cash Working Capital Items in Operating Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow [Abstract]
Trade and other receivables	$ 3,041	$ (8,132)
Inventories	(1,449)	(21,945)
Prepaid expenses	(2,527)	(2,180)
Accounts payable	4,544	3,613
Provisions	(855)	0
Changes in non-cash operating working capital items	$ 2,754	$ (28,644)